3. SIGNIFICANT ACCOUNTING POLICIES: Investments in Associates and Joint Ventures (Policies)	12 Months Ended
Sep. 30, 2019
Policies
Investments in Associates and Joint Ventures

Investments in Associates and Joint Ventures

Investments over which the Company exercises significant influence and which it does not control or jointly control are associates. Investments in associates are accounted for using the equity method, except when classified as held for sale. Investments in joint ventures as determined in accordance with the policy “Interests in Joint Arrangements” are also accounted for using the equity method.

The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the Company’s proportionate share of the profit or loss, other comprehensive income or loss and any other changes in the associate’s or joint venture’s net assets such as dividends.

The Company’s proportionate share of the associate’s or joint venture’s profit or loss and other comprehensive income or loss is based on its most recent financial statements. Adjustments are made to align any inconsistencies between the Company’s accounting policies and the associate’s or joint venture’s policies before applying the equity method. Adjustments are also made to account for depreciable assets based on their fair values at the acquisition date of the investment and for any impairment losses recognized by the associate or joint venture.

If the Company’s share of the associate’s or joint venture’s losses equals or exceeds the investment in the associate or joint venture, recognition of further losses is discontinued. After the Company’s interest is reduced to zero, additional losses will be provided for and a liability recognized only to the extent that the Company has incurred legal or constructive obligations to provide additional funding or make payments on behalf of the associate or joint venture. If the associate or joint venture subsequently reports profits, the Company resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.

At each statement of financial position date, management considers whether there is objective evidence of impairment in associates and joint ventures. If there is such evidence, management determines if there is a need to record an impairment in relation to the associate or joint venture.